Amount Due from/to Related Parties (Details) - Schedule of Compensation of Key Management Personnel of the Group - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation of Key Management Personnel of the Group [Abstract]
Short term employee benefits	$ 1,377,454	$ 1,926,641
Post-employment pension and medical benefits	47,007	34,535
Termination benefits	15,665	48,747
Share-based payment transactions	87,209	109,800
Total compensation of key management personnel of the Group	$ 1,527,335	$ 2,119,723